Bank Borrowings - Schedule of Bank Borrowings (Details)		12 Months Ended
		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Bank Borrowings [Line Items]
Total bank borrowings		$ 78,359,952	$ 10,072,103	$ 40,853,575
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[1]	Term loan
Maturity date	[1]	Within 1 year or on demand
Weighted average interest rate	[1]	4.19%	4.19%	4.81%
Total bank borrowings	[1]	$ 1,173,028	$ 150,777	$ 2,111,291
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[2]	Term loan
Maturity date	[2]	Within 1 year or on demand
Weighted average interest rate	[2]	3.00%	3.00%	3.63%
Total bank borrowings	[2]	$ 19,905,324	$ 2,558,558	$ 20,666,000
Bank of China (Hong Kong) [Member]
Schedule of Bank Borrowings [Line Items]
Type	[3]	Revolving loan
Maturity date	[3]	Within 1 year or on demand
Weighted average interest rate	[3]	5.25%	5.25%	5.88%
Total bank borrowings	[3]			$ 10,273,028
China Construction Bank (Asia) Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[4]	Revolving loan
Maturity date	[4]	Within 1 year or on demand
Weighted average interest rate	[4]	6.38%	6.38%	7.65%
Total bank borrowings	[4]	$ 3,550,000	$ 456,304	$ 4,000,000
China Construction Bank (Asia) Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[4]	Term loan
Maturity date	[4]	Within 1 year or on demand
Weighted average interest rate	[4]	5.43%	5.43%	6.70%
Total bank borrowings	[4]	$ 3,731,600	$ 479,646	$ 3,803,256
The Hongkong and Shanghai Banking Corporation Limited [Member]
Schedule of Bank Borrowings [Line Items]
Type	[5]	Term loan
Maturity date	[5]	Within 1 year or on demand
Weighted average interest rate	[5]	6.25%	6.25%
Total bank borrowings	[5]	$ 50,000,000	$ 6,426,818

[1]	The banking facilities were secured as follows: (i) Personal guarantee by Mr. Ching Han Wan, a director of a subsidiary of the Company, and Mr. Chung; and (ii) Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.
[2]	The banking facilities were secured as follows: (i) Personal guarantee by Mr. Chung and Mr. Chan; and (ii) Guaranteed under the SME Financing Guarantee Scheme, which are fully guaranteed by HKMC Insurance Limited.
[3]	The banking facilities were secured as follows: (i) Personal guarantee by Mr. Chan; and (ii) HK$2,000,000 (US$255,561) time deposits.
[4]	The banking facilities were secured as follows: (i) Legal charge over a property granted by Mr. Kin Chung Chan (“Mr. Chan”), Director, Chairman and Chief Executive Officer of the Company, and his spouse; (ii) Personal guarantee by Mr. Chan and his spouse; and (iii) Corporate guarantee by Wisdom Way International Limited and General Source Investment Limited, companies controlled by Mr. Chan.
[5]	The banking facilities were secured as follows: (i)Personal guarantee Mr. Chan, Mr. Chung and Mr. Yip; (ii)Corporate guarantee by Reitar Logtech Holdings Limited; (iii)HK6,000,000 (US$771,218) time deposit; and (iv)Contracts receivable of HK$705,100 (US$90,631).